Contingencies	12 Months Ended
Dec. 31, 2025
Contingencies
Contingencies

19. Contingencies

Camsing Incident

In December 2025, Shanghai Gopher received a number of arbitration awards issued by the Shanghai International Economic and Trade Arbitration Commission in respect of aforementioned legal proceedings, involving a total of 72 independent cases with an aggregate disputed amount of approximately RMB236.7 million. Pursuant to the arbitration awards, Shanghai Gopher was ordered to compensate the relevant investors for 70% of their principal investments, while claims for interest or investment returns were not supported. The arbitration awards and the related pending arbitration proceedings relate solely to Shanghai Gopher, which is a lawfully established and independently operated historical business entity, with independent accounting and independent civil liabilities.

As of December 31, 2025, 42 legal proceedings against Shanghai Gopher and/or its affiliates, with an aggregate claimed investment amount over RMB138.1 million were still pending.

Starting from December 2025 and up to the date of this report, arbitration awards of same nature were issued by the Shanghai International Economic and Trade Arbitration Commission in respect of 95 independent cases in total with an aggregate disputed amount of approximately RMB302.8 million.

As of the date of this report, 23 legal proceedings against Shanghai Gopher and/or its affiliates in connection with the Camsing Incident with an aggregate claimed investment amount over RMB93.4 million were still pending, including 4 new cases initiated subsequent to December 31, 2025. The Group recognized an additional contingent litigation expense of RMB50.2 million based on the difference between (i) the actual compensation amounts ordered under the arbitration awards and (ii) the contingent liabilities previously recorded in respect of the relevant investors who had initiated legal proceedings against Shanghai Gopher and/or its affiliates as of December 31, 2025. As a result, the remaining balance of the contingent liability was RMB505.5 million as of December 31, 2025.

Others

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. Other than those related to the Camsing Incident and the litigation mentioned above, the Group does not have any pending legal or administrative proceedings to which the Group is a party that will have a material effect on its business or financial condition.